Accrued Expenses and Other Current Liabilities (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Line Items]
Credit card payable	$ 3,296	$ 4,739	$ 6,000
Accrued payroll	860,253	679,277	672,535
Advances from related parties	68,000	0
Accrued purchases of property and equipment	54,781	174,801	0
Accrued research and development expenses	401,175	292,395	229,276
Accrued general and administrative expenses	456,077	315,294	266,541
Deferred rent	43,902	0	2,310
Total	$ 1,887,484	$ 1,466,506	$ 1,176,662